Intangible assets, airport concessions and goodwill - Net: - Allocation of goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure by geographical areas:
Goodwill	$ 2,623,663	$ 2,149,185
Colombia (Airplan)
Disclosure by geographical areas:
Goodwill	1,630,623	1,340,897
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Goodwill	$ 993,040	$ 808,288